Himax Technologies, Inc. (the Parent Company only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenues	$ 770,739	$ 737,255	$ 633,021
Costs and expenses	(696,396)	(670,195)	(616,413)
Operating Income (loss)	74,343	67,060	16,608
Earnings before income taxes	75,400	65,886	16,808
Income taxes expenses	(19,476)	(15,748)	(7,301)
Net Income	55,924	50,138	9,507
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	(248)	695	548
Operating Income (loss)	248	(695)	(548)
Equity in earnings from subsidiaries	59,402	54,929	13,433
Other non-operating loss	1,826	(2,637)	(2,179)
Earnings before income taxes	61,476	51,597	10,706
Income taxes expenses	0	(1)	0
Net Income	$ 61,476	$ 51,596	$ 10,706